DEBT AND BORROWING ARRANGEMENTS - Long-Term Debt Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-term debt
Total interest paid	$ 1,669	$ 1,415	$ 848
Extinguishment of long-term debt	485
Gains (Losses) on Extinguishment of Debt	$ 22